OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  May 31, 2006
                                                     Estimated average burden
                                                     hours per response.....
                                                     20.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106


                      	Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer Mid-Cap Value Fund
         Schedule of Investments  1/31/06
Shares                                                             Value
         COMMON STOCKS - 96.9 %
         Energy - 6.4 %
         Integrated Oil & Gas - 1.2 %
350,000  Occidental Petroleum Corp.                             $34,198,500
         Oil & Gas Drilling - 1.6 %
409,800  ENSCO International, Inc.                              $20,948,976
50,000   Nabors Industries, Inc. *                                4,062,500
250,000  Transocean Offshore, Inc. *                             20,287,500
                                                                $45,298,976
         Oil & Gas Equipment & Services - 0.7 %
489,000  Weatherford International, Inc. *                      $21,897,420
         Oil & Gas Exploration & Production - 2.0 %
347,200  Apache Corp.                                           $26,224,016
475,000  Devon Energy Corp.                                      32,399,750
                                                                $58,623,766
         Oil & Gas Refining & Marketing - 0.9 %
375,000  Tesoro Petroleum Corp.                                 $27,176,250
         Total Energy                                           $187,194,912
         Materials - 9.1 %
         Aluminum - 0.6 %
975,000  Novelis, Inc.  (b)                                     $18,700,500
         Diversified Chemical - 2.6 %
900,000  Ashland, Inc.                                          $59,328,000
275,000  PPG Industries, Inc.                                    16,362,500
                                                                $75,690,500
         Diversified Metals & Mining - 0.9 %
400,000  Freeport-McMoRan Copper & Gold, Inc. (Class B)         $25,700,000
         Industrial Gases - 1.9 %
875,000  Air Products & Chemicals, Inc.                         $53,978,750
         Metal & Glass Containers - 2.0 %
1,465,700Ball Corp.                                             $59,360,850
         Specialty Chemicals - 1.1 %
950,000  International Flavor & Fragrances, Inc.                $31,312,000
         Total Materials                                        $264,742,600
         Capital Goods - 4.5 %
         Construction & Farm Machinery & Heavy Trucks - 1.7 %
700,000  Deere & Co.                                            $50,232,000
         Industrial Conglomerates - 0.7 %
833,800  Tyco International, Ltd.                               $21,720,490
         Trading Companies & Distributors - 2.1 %
850,000  W.W. Grainger, Inc.                                    $60,290,500
         Total Capital Goods                                    $132,242,990
         Commercial Services & Supplies - 3.9 %
         Commercial Printing - 1.3 %
1,175,000R.R. Donnelly & Sons Co.                               $38,305,000
         Diversified Commercial Services - 0.9 %
375,000  The Dun & Bradstreet Corp. *                           $27,105,000
         Environmental & Facilities Services - 1.7 %
1,300,000Republic Services, Inc.                                $49,205,000
         Total Commercial Services & Supplies                   $114,615,000
         Transportation - 0.9 %
         Railroads - 0.9 %
275,000  Canadian National Railway Co.                          $24,857,250
         Total Transportation                                   $24,857,250
         Consumer Durables & Apparel - 1.2 %
         Homebuilding - 0.2 %
207,600  Toll Brothers, Inc. *                                  $ 7,058,400
         Photographic Products - 1.0 %
1,100,000Eastman Kodak Co. (b)                                  $27,610,000
         Total Consumer Durables & Apparel                      $34,668,400
         Consumer Services - 2.9 %
         Casinos & Gaming - 1.1 %
425,000  Harrah's Entertainment, Inc. *                         $31,280,000
         Hotels, Resorts & Cruise Lines - 1.2 %
825,000  Royal Caribbean Cruises, Ltd.                          $33,742,500
         Specialized Consumer Services - 0.6 %
775,000  H & R Block, Inc.                                      $18,956,500
         Total Consumer Services                                $83,979,000
         Media - 4.0 %
         Advertising - 1.6 %
4,600,000The Interpublic Group of Companies, Inc. *             $46,460,000
         Broadcasting & Cable Television - 2.4 %
1,250,000Clear Channel Communications, Inc.                     $36,587,500
1,084,300Entercom Communications Corp. *                         32,735,017
                                                                $69,322,517
         Movies & Entertainment - 0.0 %
100,000  Regal Entertainment Group                              $ 1,851,000
         Total Media                                            $117,633,517
         Retailing - 4.6 %
         Apparel Retail - 1.2 %
1,500,000Foot Locker, Inc.                                      $34,080,000
         Department Stores - 1.7 %
750,000  Federated Department Stores, Inc.                      $49,972,500
         Internet Retail - 1.7 %
1,900,000Expedia, Inc. *                                        $49,438,000
         Total Retailing                                        $133,490,500
         Food & Drug Retailing - 3.9 %
         Drug Retail - 0.8 %
800,000  CVS Corp.                                              $22,208,000
         Food Retail - 1.9 %
2,350,000Safeway, Inc.                                          $55,084,000
         Hypermarkets & Supercenters - 1.2 %
1,100,000BJ'S Wholesale Club, Inc. *                            $35,354,000
         Total Food & Drug Retailing                            $112,646,000
         Food, Beverage & Tobacco - 3.7 %
         Brewers - 1.4 %
625,000  Molson Coors Brewing Co. (Class B)                     $39,062,500
         Packaged Foods & Meats - 0.9 %
775,000  H.J. Heinz Co., Inc.                                   $26,303,500
         Tobacco - 1.4 %
1,050,000UST, Inc. *                                            $40,887,000
         Total Food, Beverage & Tobacco                         $106,253,000
         Health Care Equipment & Services - 7.4 %
         Health Care Equipment - 1.3 %
1,700,000Boston Scientific Corp. *                              $37,179,000
         Health Care Facilities - 1.8 %
3,910,500Tenet Healthcare Corp. *                               $28,429,335
600,000  Triad Hospitals, Inc. *                                 24,636,000
                                                                $53,065,335
         Health Care Services - 2.7 %
775,000  Laboratory Corp. of America Holdings *                 $45,453,750
1,328,200IMS Health, Inc.                                        32,673,720
                                                                $78,127,470
         Managed Health Care - 1.6 %
375,000  CIGNA Corp.                                            $45,600,000
         Total Health Care Equipment & Services                 $213,971,805
         Pharmaceuticals & Biotechnology - 2.6 %
         Pharmaceuticals - 2.6 %
1,975,000Perrigo Co.                                            $30,829,750
899,000  Shire Pharmaceuticals Group Plc (A.D.R.)                43,826,250
                                                                $74,656,000
         Total Pharmaceuticals & Biotechnology                  $74,656,000
         Banks - 8.0 %
         Regional Banks - 5.4 %
424,200  City National Corp.                                    $31,802,274
1,100,000KeyCorp                                                 38,929,000
625,000  Marshall & Ilsley Corp.  (b)                            26,212,500
1,000,000North Fork Bancorporation, Inc.                         25,720,000
750,000  Regions Financial Corp.                                 24,885,000
100,000  Zions Bancorporation                                     7,907,000
                                                                $155,455,774
         Thrifts & Mortgage Finance - 2.6 %
1,700,000Hudson City Bancorp, Inc.                              $21,114,000
1,275,000The PMI Group, Inc.                                     55,118,250
                                                                $76,232,250
         Total Banks                                            $231,688,024
         Diversified Financials - 6.4 %
         Asset Management & Custody Banks - 3.8 %
1,430,500Federated Investors, Inc. *                            $55,231,605
1,595,800Mellon Bank Corp.                                       56,283,866
                                                                $111,515,471
         Investment Banking & Brokerage - 2.6 %
500,000  A.G. Edwards, Inc.                                     $23,785,000
400,000  Bear Stearns Co., Inc.                                  50,584,000
                                                                $74,369,000
         Total Diversified Financials                           $185,884,471
         Insurance - 8.6 %
         Insurance Brokers - 2.3 %
1,175,000Marsh & McLennan Co., Inc.                             $35,708,250
875,000  Willis Group Holdings, Ltd.                             30,371,250
                                                                $66,079,500
         Life & Health Insurance - 1.5 %
2,100,000UNUM Corp. (b)                                         $42,693,000
         Multi-Line Insurance - 2.2 %
690,800  Assurant, Inc.                                         $31,721,536
1,000,000Genworth Financial, Inc. (b)                            32,760,000
                                                                $64,481,536
         Property & Casualty Insurance - 1.6 %
400,000  Safeco Corp.                                           $20,900,000
50,000   White Mountains Insurance Group, Ltd.                   26,550,000
                                                                $47,450,000
         Reinsurance - 1.0 %
926,000  Platinum Underwriters Holdings, Ltd.                   $28,381,900
         Total Insurance                                        $249,085,936
         Real Estate - 0.7 %
         Real Estate Investment Trusts - 0.7 %
140,900  Annaly Mortgage Management, Inc. (b)                   $ 1,751,387
250,000  ProLogis Trust                                          12,805,000
200,000  Ventas, Inc. *                                           6,120,000
                                                                $20,676,387
         Total Real Estate                                      $20,676,387
         Software & Services - 1.2 %
         Data Processing & Outsourced Services - 1.2 %
2,500,000The BISYS Group, Inc. *                                $36,225,000
         Total Software & Services                              $36,225,000
         Technology Hardware & Equipment - 7.6 %
         Communications Equipment - 1.3 %
2,887,000Tellabs, Inc. *                                        $36,924,730
         Computer Hardware - 1.6 %
1,250,000NCR Corp. *                                            $46,437,500
         Computer Storage & Peripherals - 1.0 %
668,500  Imation Corp.                                          $30,303,105
         Electronic Equipment & Instruments - 1.7 %
4,000,000Symbol Technologies, Inc.                              $49,400,000
         Office Electronics - 2.0 %
4,153,900Xerox Corp. * (b)                                      $59,442,309
         Total Technology Hardware & Equipment                  $222,507,644
         Telecommunication Services - 1.3 %
         Integrated Telecommunication Services - 1.3 %
6,453,500Cincinnati Bell, Inc. *                                $22,587,250
450,000  Century Telephone Enterprises, Inc.                     14,985,000
                                                                $37,572,250
         Total Telecommunication Services                       $37,572,250
         Utilities - 8.1 %
         Electric Utilities - 3.3 %
850,000  Allegheny Energy, Inc. *                               $29,571,500
950,000  Edison International                                    41,629,000
500,000  Firstenergy Corp. *                                     25,050,000
                                                                $96,250,500
         Independent Power Producer & Energy Traders - 2.3 %
500,000  Constellation Energy Group                             $29,135,000
750,000  NRG Energy, Inc. *                                      36,202,500
                                                                $65,337,500
         Multi-Utilities - 2.5 %
1,100,000NSTAR                                                  $31,614,000
1,115,300PG&E Corp.                                              41,611,843
                                                                $73,225,843
         Total Utilities                                        $234,813,843
         TOTAL COMMON STOCKS
         (Cost   $2,440,680,402)                                $2,819,404,529
Principal
Amount                                                             Value
         TEMPORARY CASH INVESTMENTS - 3.9 %
         Repurchase Agreement - 2.1 %
60,000,00UBS Warburg, Inc., 4.28%, dated 1/31/05, repurchase price of
         $60,000,000 plus accrued interest on 2/1/06 collateralized by
Shares   $62,355,000 U.S. Treasury Bill, 4.36%, 6/29/06         $60,000,000
         Security Lending Collateral - 1.8 %
52,421,58Securities Lending Investment Fund, 4.37%              $52,421,583
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost   $112,421,583)                                  $112,421,583

         TOTAL INVESTMENT IN SECURITIES - 100.8%
         (Cost   $2,553,101,985)                                $2,931,826,112

         OTHER ASSETS AND LIABILITIES - (0.8)%                  $(22,412,074)

         TOTAL NET ASSETS - 100.0%                              $2,909,414,038

(a) At February 28, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $2,553,101,985 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost              $483,083,318

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value               (104,359,191)

         Net unrealized gain                                    $378,724,127

(b)      At February 28, 2006, the following securities was out on loan:

Shares                          Security                         Market Value
83,700   Annaly Mortgage Management, Inc.                       $1,040,391
1,045,000Eastman Kodak Co.                                       26,229,500
4,000    Genworth Financial, Inc.                                 131,040
139,115  Marshall & Ilsley Corp.                                 5,834,483
50,000   Novelis, Inc.                                            959,000
368,138  UNUM Corp.                                              7,484,246
461,480  Xerox Corp. *                                           6,603,779
         Total                                                  $48,282,439




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 31, 2006

* Print the name and title of each signing officer under his or her signature.